Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 13,548,426	$ 482,494	$ 13,070,330
Merger by share exchange	117,693,658	4,191,369	117,693,658
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	3,240,987	115,420	3,254,489
Capital surplus deficit distributed as cash dividends	134,483,071	4,789,283	134,018,477
Changes in percentage of ownership interest in subsidiaries	1,451	52	891,876
Treasury share transactions	510,449	18,178	364,708
Exercised employee share options	1,617,254	57,595	1,443,995
Expired share options (Notes 22 and 29)	645,903	23,002	645,903
Share of changes in capital surplus of associates	41,239	1,469	16,266
Dividends that the claim period has elapsed and unclaimed by shareholders	3,550	126	1,942
Capital surplus offset deficit	2,819,846	100,422	3,364,690
Employee share options	1,894,952	67,484	1,304,250
Others	569,681	20,288	222,946
Capital surplus for other purpose	2,464,633	87,772	1,527,196
Capital surplus	$ 139,767,550	$ 4,977,477	$ 138,910,363